Risk management - Foreign exchange sensitivity (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
US Dollar
Currency sensitivity
Percentage of reasonably possible increase in exchange rate	13.00%	14.00%
Effect on profit before tax of increase in exchange rate	₽ 147	₽ 329
Percentage of reasonably possible decrease in exchange rate	(11.00%)	(14.00%)
Effect on profit before tax of decrease in exchange rate	₽ (124)	₽ (329)
Euro
Currency sensitivity
Percentage of reasonably possible increase in exchange rate	13.00%	14.00%
Effect on profit before tax of increase in exchange rate	₽ 192	₽ 196
Percentage of reasonably possible decrease in exchange rate	(11.00%)	(14.00%)
Effect on profit before tax of decrease in exchange rate	₽ (162)	₽ (196)